Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Common Stock Subscribed	Additional Paid-in Capital	Subscription Receivable	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balance, at Dec. 31, 2017	$ 1,160		$ 82,622,222		$ (149,250)	$ (69,863,757)	$ 12,610,375
Balance, Shares at Dec. 31, 2017	11,602,754
Effect of restructuring			42,505,325				42,505,325
Net contributions from Parent			(766,417)				(766,417)
Net loss						(30,616,098)	(30,616,098)
Other comprehensive loss					288,111		288,111
Balance, at Dec. 31, 2018	$ 1,160		124,361,130		138,861	(100,479,855)	24,021,296
Balance, Shares at Dec. 31, 2018	11,602,754
Net loss						(3,854,152)	(3,854,152)
Other comprehensive loss					(3,082)		(3,082)
Balance, at Mar. 31, 2019	$ 1,160		124,361,130		135,779	(104,334,007)	20,164,062
Balance, Shares at Mar. 31, 2019	11,602,754
Balance, at Dec. 31, 2018	$ 1,160		124,361,130		138,861	(100,479,855)	24,021,296
Balance, Shares at Dec. 31, 2018	11,602,754
Effect of restructuring
Effect of reverse merger	$ 1,149		36,395,355				36,396,504
Effect of reverse merger, Shares	11,492,999
Warrants issued to convertible debt holders			114,804				114,804
Contingent consideration for convertible debt holders			152,590				152,590
Restricted stock	$ 8		(8)
Restricted stock, Shares	80,393
Stock options			149,893				149,893
Stock-based compensation, restricted stock			127,152				127,152
Net loss						(16,738,729)	(16,738,729)
Other comprehensive loss					(2,684)		(2,684)
Balance, at Dec. 31, 2019	$ 2,317		161,300,916		136,177	(117,218,584)	44,220,826
Balance, Shares at Dec. 31, 2019	23,176,146
Common stock issued for cash	$ 76		4,999,924				5,000,000
Common stock issued for cash, shares	758,725
Stock-based compensation
Stock options			353,835				353,835
Subscription of common stock in connection with exercise of put option		$ 102	1,999,898	(2,000,000)
Subscription of common stock in connection with exercise of put option, shares		1,018,848
Net loss						(8,776,469)	(8,776,469)
Other comprehensive loss
Balance, at Mar. 31, 2020	$ 2,393	$ 102	$ 168,654,573	$ (2,000,000)	$ 136,177	$ (125,995,053)	$ 40,798,192
Balance, Shares at Mar. 31, 2020	23,934,871	1,018,848